Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments [Abstract]
Concentration of credit risk	$ 6,737,537	$ 9,139,654
Partnership's average net asset value	$ 122,000,000	$ 133,000,000
Open interest rate futures, maturity	10 years